Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) ¥ in Thousands, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 537,549		¥ 607,579	¥ 527,407	¥ 95,982
Prepayments and other current assets	32,905		25,470
Total current assets	1,418,293		1,474,352
Non-current assets:
Investments in the subsidiaries	104,124		85,436
Available-for-sale debt investments	306		313
Total non-current assets	231,496		237,575
Total assets	1,649,789		1,711,927
Current liabilities:
Accrued expenses and other current liabilities	56,782		65,708
Total current liabilities	498,254		537,320
Total liabilities	541,474		598,517
Shareholders’ equity:
Additional paid-in capital	1,642,094		1,642,077
Treasury stock (5,807,088 shares as of December 31, 2024 and 2025, respectively)	(1,480)		(1,480)
Accumulated deficits	(567,455)		(566,701)
Accumulated other comprehensive loss	(41,782)		(37,305)
Total Phoenix New Media Limited shareholders’ equity	1,171,143		1,175,267
Total liabilities and shareholders’ equity	1,649,789		1,711,927
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499		17,499
Treasury stock (5,807,088 shares as of December 31, 2024 and 2025, respectively)	(1,500)	$ (0.2)
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	22,053		22,053
Parent Company
Current assets:
Cash and cash equivalents	559		480
Amounts due from subsidiaries and VIEs	942,892		962,552
Prepayments and other current assets	3,204		3,609
Total current assets	946,655		966,641
Non-current assets:
Investments in the subsidiaries	500,416		488,251
Available-for-sale debt investments	306		313
Total non-current assets	500,722		488,564
Total assets	1,447,377		1,455,205
Current liabilities:
Amounts due to subsidiaries and VIEs	275,349		278,913
Accrued expenses and other current liabilities	885		1,025
Total current liabilities	276,234		279,938
Total liabilities	276,234		279,938
Shareholders’ equity:
Additional paid-in capital	1,642,094		1,642,077
Treasury stock (5,807,088 shares as of December 31, 2024 and 2025, respectively)	(1,480)		(1,480)
Accumulated deficits	(467,241)		(467,577)
Accumulated other comprehensive loss	(41,782)		(37,305)
Total Phoenix New Media Limited shareholders’ equity	1,171,143		1,175,267
Total liabilities and shareholders’ equity	1,447,377		1,455,205
Parent Company | Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499		17,499
Parent Company | Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053		¥ 22,053